May 21, 2014

VIA EDGAR TRANSMISSION

Stephanie Hui

Staff Attorney

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re: Azzad Funds, File Nos. 333-20177 and 811-08021

Dear Ms. Hui:

On behalf of the Azzad Wise Capital Fund (the “Fund”), a series of Azzad Funds, a registered investment company (the “Registrant”), we hereby submit, via electronic filing, Post-Effective Amendment No. 24 to the Registrant’s Registration Statement under the Securities Act of 1933 (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to include information regarding a new sub-adviser for the Fund.

The Registrant believes that the Prospectus and Statement of Additional Information (“SAI”) in the Amendment are substantially similar to the Prospectus and SAI of the Fund dated November 1, 2013, which was previously reviewed by the Commission’s staff, except that they include (1) references to a new sub-adviser for the Fund, which was previously disclosed in the definitive proxy statement filed by the Registrant on April 22, 2014, which was previously reviewed by the Commission’s staff, (2) references to the Fund’s portfolio managers who are associated with the sub-adviser and (3) minor updating information.

Based upon the preceding and pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), the Registrant is requesting selective review of the above referenced Amendment.

The Registrant has also requested that that the Commission accelerate the effective date of the Amendment to June 15, 2014, or the earliest practicable date thereafter.  Absent acceleration, the Amendment would become effective on July 20, 2014.

The Registrant acknowledges the following:

1.

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.

Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please call the undersigned at (703) 207 7005 x115.

Very truly yours,

Manal Fouz,

Chief Compliance Officer

Azzad Funds